Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities:
Net income	$ 88,635	$ 11,386
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation and RSU's	6,463	3,402
Amortization of premium, discount and accrued interest on marketable securities	(38)
Depreciation and amortization	4,369	3,180
Interest income from short term deposits	(199)
Deferred income taxes	(1,842)	(569)
Remeasurement of warrant liability	(31,021)
Remeasurement of Restricted Sponsor Shares	(22,112)
Remeasurement of Price Adjustment Shares liabilities	(41,606)
(Increase) decrease in trade receivables	(750)	13,709
Increase (decrease) in deferred revenue	1,942	(2,692)
Decrease (increase) in other non-current assets	133	(4,308)
Decrease (Increase) in prepaid expenses and other current assets	930	(5,158)
Increase in inventories	(1,621)	(123)
Decrease in trade payables	(5,773)	(294)
decrease in other accounts payable and accrued expenses	(9,163)	(4,570)
(Decrease) increase in other long-term liabilities	(2,957)	344
Net cash (used in) provided by operating activities	(14,610)	14,307
Cash flows from investing activities:
Purchases of property and equipment	(3,876)	(2,854)
Investment in marketable securities	(60,685)
Proceed from marketable securities	5,172
Assets acquisition		(3,000)
Investment in short term deposits	(25,000)	(21,000)
Redemption of short term deposits	42,397	50,080
Net cash (used in) provided by investing activities	(41,992)	23,226
Cash flows from financing activities:
Exercise of options to shares	4,683	187
Exercise of public warrants	5
Net cash provided by financing activities	4,688	187
Net (decrease) increase in cash and cash equivalents	(51,914)	37,720
Net effect of Currency Translation on cash and cash equivalents	(2,374)	(173)
Cash and cash equivalents at beginning of period	145,973	133,846
Cash and cash equivalents at end of period	91,685	171,393
Supplemental cash flow information:
Income taxes paid	3,889	5,661
Non-cash activities
Purchase of property and equipment	$ 221	$ 184